Pension and Other Postretirement Benefits - Schedule of Changes in Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, including investment contracts	$ 647,760	$ 552,701
Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	643,134	547,749
Insurance company general account contracts (Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,626	4,952
Level 1-Quoted prices in active markets for identical financial assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	377,294	317,209
Level 1-Quoted prices in active markets for identical financial assets [Member] | Cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		21
Level 1-Quoted prices in active markets for identical financial assets [Member] | Capital equipment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,616	4,465
Level 1-Quoted prices in active markets for identical financial assets [Member] | Chemicals/materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,945	7,652
Level 1-Quoted prices in active markets for identical financial assets [Member] | Consumer goods [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	50,739	42,055
Level 1-Quoted prices in active markets for identical financial assets [Member] | Energy and mining [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	40,649	40,276
Level 1-Quoted prices in active markets for identical financial assets [Member] | Finance/insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,735	24,537
Level 1-Quoted prices in active markets for identical financial assets [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,512	26,868
Level 1-Quoted prices in active markets for identical financial assets [Member] | Information technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	31,459	29,941
Level 1-Quoted prices in active markets for identical financial assets [Member] | Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,083	17,950
Level 1-Quoted prices in active markets for identical financial assets [Member] | Telecommunications/utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,093	16,755
Level 1-Quoted prices in active markets for identical financial assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,913	23,161
Level 1-Quoted prices in active markets for identical financial assets [Member] | Real estate investment trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,771	5,956
Level 1-Quoted prices in active markets for identical financial assets [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	85,551	71,666
Level 1-Quoted prices in active markets for identical financial assets [Member] | Government fixed Income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,228	5,902
Level 1-Quoted prices in active markets for identical financial assets [Member] | Futures contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4
Level 2-Significant other observable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	138,373	130,267
Level 2-Significant other observable inputs [Member] | Commercial Paper [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	654
Level 2-Significant other observable inputs [Member] | Government fixed income and mortgage backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	44,299	43,658
Level 2-Significant other observable inputs [Member] | Asset-backed and mortgage-backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,141	17,488
Level 2-Significant other observable inputs [Member] | Banking [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,510	16,688
Level 2-Significant other observable inputs [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,231	5,219
Level 2-Significant other observable inputs [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,801	26,558
Level 2-Significant other observable inputs [Member] | Pooled funds and mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,425	19,691
Level 2-Significant other observable inputs [Member] | State and local obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,312	965
Level 3-Significant unobservable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	127,467	100,273
Level 3-Significant unobservable inputs [Member] | Commingled equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	127,467	100,273
Qualified retirement plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, including investment contracts	612,436	522,747
Qualified retirement plan [Member] | Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	607,810	517,795
Qualified retirement plan [Member] | Insurance company general account contracts (Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,626	4,952
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	350,915	295,762
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		20
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Capital equipment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,510	4,332
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Chemicals/materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,741	7,425
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Consumer goods [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49,247	40,806
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Energy and mining [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39,454	39,080
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Finance/insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,861	23,808
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29,615	26,070
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Information technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,534	29,052
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	25,316	17,417
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Telecommunications/utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,355	16,257
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,298	22,473
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Real estate investment trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,572	5,779
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	67,749	57,512
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Government fixed Income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,663	5,727
Qualified retirement plan [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Futures contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	133,176	124,738
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Commercial Paper [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	635
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Government fixed income and mortgage backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	42,997	42,361
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Asset-backed and mortgage-backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,637	16,969
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Banking [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,966	16,192
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,107	5,064
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,925	25,769
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | Pooled funds and mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20,636	17,447
Qualified retirement plan [Member] | Level 2-Significant other observable inputs [Member] | State and local obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,273	936
Qualified retirement plan [Member] | Level 3-Significant unobservable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	123,719	97,295
Qualified retirement plan [Member] | Level 3-Significant unobservable inputs [Member] | Commingled equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	123,719	97,295
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, including investment contracts	35,324	29,954
PBOP [Member] | Derivative [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35,324	29,954
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26,379	21,447
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Capital equipment [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	106	133
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Chemicals/materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	204	227
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Consumer goods [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,492	1,249
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Energy and mining [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,195	1,196
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Finance/insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	874	729
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	897	798
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Information technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	925	889
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Services [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	767	533
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Telecommunications/utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	738	498
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	615	688
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Real estate investment trusts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	199	177
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,802	14,154
PBOP [Member] | Level 1-Quoted prices in active markets for identical financial assets [Member] | Government fixed Income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	565	175
PBOP [Member] | Level 2-Significant other observable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,197	5,529
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Commercial Paper [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Government fixed income and mortgage backed securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,302	1,297
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Asset-backed and mortgage-backed [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	504	519
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Banking [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	544	496
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	124	155
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	876	789
PBOP [Member] | Level 2-Significant other observable inputs [Member] | Pooled funds and mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,789	2,244
PBOP [Member] | Level 2-Significant other observable inputs [Member] | State and local obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39	29
PBOP [Member] | Level 3-Significant unobservable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,748	2,978
PBOP [Member] | Level 3-Significant unobservable inputs [Member] | Commingled equity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 3,748	$ 2,978